Additional Balance Sheet Information (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 1,250	$ 1,565	$ 133
Other receivables	26	26	67
Revolving line of credit issuance fees	47	47
Other		16	4
Prepaid expenses and other current assets	$ 1,323	$ 1,654	$ 204